ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUALS AND OTHER CURRENT LIABILITIES
ACCRUALS AND OTHER CURRENT LIABILITIES

5. ACCRUALS AND OTHER CURRENT LIABILITIES

Accrued liabilities and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Professional service fees	1,182,056	924,349
Payroll and related liabilities	1,097,013	1,251,040
Other taxes and surcharge	480,704	588,309
Others	56,265	27,096
	2,816,038	2,790,794